Allianz RCM Global Commodity Equity Fund (First Prospectus Summary) | Allianz RCM Global Commodity Equity Fund
Allianz RCM Global Commodity Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM Global Commodity Equity Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	1.05%	none	0.02%	1.07%
Class P	1.15%	none	0.02%	1.17%
Class D	1.15%	0.25%	0.01%	1.41%

Examples.
The Examples are intended to help you compare the cost of

investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz RCM Global Commodity Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	109	340	590	1,306
Class P	119	372	644	1,420
Class D	144	446	771	1,691

Portfolio Turnover.
The Fund pays transaction costs, such as commissions,

when it buys and sells securities (or "turns over" its

portfolio). The Fund's portfolio turnover rate for the

fiscal year ended June 30, 2011 was 130%. High levels

of portfolio turnover may indicate higher transaction

costs and may result in higher taxes for you if your

Fund shares are held in a taxable account. These costs,

which are not reflected in Total Annual Fund Operating

Expenses or in the Examples above, can adversely affect

the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of companies principally engaged in the research, development, manufacturing, extraction,

distribution or sale of materials, energy or goods related to the

Agriculture, Energy, Materials or Commodity-Related Industrials

sectors. The Fund considers (i) the Agriculture sector to include products such as grain, vegetable oils, livestock and

agricultural-type products such as coffee; (ii) the Energy sector to include products such as coal, natural gas, oil, alternative energy and electricity; (iii) the Materials sector to include products such as chemicals & fertilizers, constructions materials,

industrial metal, precious metal, steel, minerals and paper

products; and (iv) the Commodity-Related Industrials sector to include industrial firms that manufacture tools, equipment and goods used in the development and production of commodities or that maintain infrastructure used in their transportation. The Fund also has a fundamental policy to invest at least 25% of its total assets in the "natural resources" sector, as described in the SAI. Under normal conditions, the portfolio managers seek to allocate

investments among a diverse range of commodities within each of the three primary commodity sectors of Agriculture, Energy and

Materials. The Fund expects to invest most of its assets in U.S.

and non-U.S. common stocks. Under normal circumstances, the Fund will invest a minimum of 1/3 of its assets in non-U.S. securities and will invest in companies organized or headquartered in at least eight countries including the United States. The Fund may also invest up to 10% of its net assets in securities issued by other investment companies, included exchange-traded funds ("ETFs").

The Fund's portfolio managers will evaluate the relative

attractiveness of individual commodity cycles, including

supply-demand fundamentals, pricing outlook and impact on U.S. and

non-U.S. macroeconomic indicators like inflation. In addition, the portfolio managers may consider forecasts of economic growth,

inflation and interest rates to help identify industry sectors,

regions and individual countries (including emerging market

countries) that they believe are likely to offer the best

investment opportunities. The portfolio managers seek to evaluate the correlation of degree to which companies' earnings are linked to commodity price changes, as well as companies' fundamental value and prospects for growth.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may

do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and

techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer

Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk

(Equity Securities Risk, Smaller Company Risk). Focusing on a

limited number of issuers, sectors (such as the commodity sectors),

industries, or geographic regions increases risk and volatility

(Focused Investment Risk (Commodity-Related Companies Risk)).

Non-U.S. securities markets and issuers may be more volatile,

smaller, less liquid, less transparent and subject to less

oversight, particularly in emerging markets, and

non-U.S. securities values may also fluctuate with currency

exchange rates (Non-U.S. Investment Risk, Emerging Markets Risk,

Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives

Risk (derivative instruments are complex, have different

characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);

Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);

Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and

Turnover Risk (high levels of portfolio turnover increase

transaction costs and taxes and may lower investment performance).

Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An

investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index, a

sector-specific custom benchmark and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares.

Class P and Class D performance would be lower than Institutional

Class performance because of the lower expenses paid by

Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance,

including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit

www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's

Institutional Class shares. Class P and Class D performance would be lower than

Institutional Class performance because of the lower expenses paid by

Institutional Class shares.

Calendar Year Total Returns - Institutional Class

More Recent Return Information

1/1/11-9/30/11                  -24.61%

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    26.74%

Lowest 07/01/2008-09/30/2008    -37.63%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz RCM Global Commodity Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	15.16%	8.08%	15.04%	Jun. 30, 2004
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	15.16%	7.30%	13.54%	Jun. 30, 2004
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	9.86%	6.68%	12.50%	Jun. 30, 2004
Class P	Class P - Before Taxes	15.03%	7.97%	14.92%	Jun. 30, 2004
Class D	Class D - Before Taxes	14.74%	7.67%	14.60%	Jun. 30, 2004
MSCI World Index	MSCI World Index	11.76%	2.43%	4.94%	Jun. 30, 2004
World Energy & Materials Composite	World Energy & Materials Composite	15.75%	7.95%	12.52%	Jun. 30, 2004
Lipper Global Natural Resources Funds Average	Lipper Global Natural Resources Funds Average	13.61%	7.93%	15.52%	Jun. 30, 2004